Hedge accounting (Tables)	12 Months Ended
Dec. 31, 2023
Hedge Accounting
Schedule of each strategy of nominal value and fair value adjustments of hedge instruments and book value of hedged Item

Strategies	Heading	12/31/2023
		Hedged item				Hedge instrument
		Book Value		Variation in value recognized in Other comprehensive income	Cash flow hedge reserve	Notional Amount	Variation in fair value used to calculate hedge ineffectiveness
		Assets	Liabilities
Interest rate risk
Hedge of deposits and repurchase agreements	Securities sold under agreements to resell	-	119,464	(1,086)	(1,070)	120,550	(1,086)
Hedge of assets transactions	Loans and lease operations and Securities	7,395	-	(4)	(4)	7,394	(4)
Hedge of asset-backed securities under repurchase agreements	Securities purchased under agreements to resell	41,761	-	1,132	830	42,570	1,132
Hedge of loan operations	Loans and lease operations	18,449	-	185	211	18,265	184
Hedge of funding	Deposits	-	5,993	(95)	(162)	5,899	(95)
Hedge of assets denominated in UF	Securities	10,664	-	21	21	10,704	21
Foreign exchange risk
Hedge of highly probable forecast transactions		-	1,287	35	195	1,323	35
Hedge of funding	Deposits	-	2,300	(12)	(12)	2,288	(12)
Total		78,269	129,044	176	9	208,993	175

Strategies	Heading	12/31/2022
		Hedged item				Hedge instrument
		Book Value		Variation in value recognized in Other comprehensive income	Cash flow hedge reserve	Notional Amount	Variation in fair value used to calculate hedge ineffectiveness
		Assets	Liabilities
Interest rate risk
Hedge of deposits and repurchase agreements	Securities sold under agreements to resell	-	149,300	1,169	1,169	149,210	1,222
Hedge of assets transactions	Loans and lease operations and Securities	6,894	-	(367)	(367)	6,528	(367)
Hedge of asset-backed securities under repurchase agreements	Securities purchased under agreements to resell	52,916	-	(1,508)	(1,508)	50,848	(1,508)
Hedge of loan operations	Loans and lease operations	3,283	-	(6)	(6)	3,288	(6)
Hedge of funding	Deposits	-	4,692	91	91	4,783	91
Hedge of assets denominated in UF	Securities	7,871	-	16	16	7,853	16
Foreign exchange risk
Hedge of highly probable forecast transactions		-	343	4	191	343	4
Hedge of funding	Deposits	-	2,549	(6)	(6)	2,543	(6)
Total		70,964	156,884	(607)	(420)	225,396	(554)

Schedule of hedge accounting

Hedge Instruments	12/31/2023
	Notional amount	Book Value (1)		Variations in fair value used to calculate hedge ineffectiveness	Variation in value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from Cash flow hedge reserve to income
		Assets	Liabilities
Interest rate risk
Futures	170,514	53	43	42	42	-	(168)
Forward	10,582	44	-	21	21	-	4
Swaps	24,286	179	101	89	90	(1)	(1)
Foreign exchange risk
Futures	1,278	-	7	36	36	-	(9)
Forward	2,333	-	276	(13)	(13)	-	-
Swaps	-	-	-	-	-	-	-
Total	208,993	276	427	175	176	(1)	(174)

Hedge Instruments	12/31/2022
	Notional amount	Book Value (1)		Variations in fair value used to calculate hedge ineffectiveness	Variation in value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from Cash flow hedge reserve to income
		Assets	Liabilities
Interest rate risk
Futures	206,586	31	27	(653)	(706)	53	-
Forward	7,853	-	646	16	16	-	1
Swaps	8,071	201	11	85	85	-	-
Foreign exchange risk
Futures	249	2	-	-	-	-	378
Forward	2,278	136	1	(1)	(1)	-	-
Swaps	359	54	-	(1)	(1)	-	-
Total	225,396	424	685	(554)	(607)	53	379
1)	Amounts recorded under heading Derivatives.

Schedule of net investment in foreign operations

Strategies	12/31/2023
	Hedged item				Hedge instrument
	Book Value (2)		Variation in value recognized in Other comprehensive income	Foreign currency conversion reserve	Notional amount	Variation in fair value used to calculate hedge ineffectiveness
	Assets	Liabilities
Foreign exchange risk
Hedge of net investment in foreign operations (1)	18,849	-	(13,986)	(13,986)	19,208	(14,210)
Total	18,849	-	(13,986)	(13,986)	19,208	(14,210)

Strategies	12/31/2022
	Hedged item				Hedge instrument
	Book Value (2)		Variation in value recognized in Other comprehensive income	Foreign currency conversion reserve	Notional amount	Variation in fair value used to calculate hedge ineffectiveness
	Assets	Liabilities
Foreign exchange risk
Hedge of net investment in foreign operations (1)	8,983	-	(14,836)	(14,836)	9,933	(14,996)
Total	8,983	-	(14,836)	(14,836)	9,933	(14,996)
1)	Hedge instruments consider the gross tax position.
2)	Amounts recorded under heading Derivatives.

Schedule of hedge instruments

Hedge instruments	12/31/2023
	Notional amount	Book Value (1)		Variations in fair value used to calculate hedge ineffectiveness	Variation in the value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from foreign currency conversion reserve into income
		Assets	Liabilities
Foreign exchange risk
Future	2,109	10	-	(5,638)	(5,596)	(42)	136
Future / NDF - Non Deliverable Forward	12,539	120	57	(4,951)	(4,733)	(218)	(104)
Future / Financial Assets	4,560	5,525	350	(3,621)	(3,657)	36	-
Total	19,208	5,655	407	(14,210)	(13,986)	(224)	32

Hedge instruments	12/31/2022
	Notional amount	Book Value (1)		Variations in fair value used to calculate hedge ineffectiveness	Variation in the value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from foreign currency conversion reserve into income
		Assets	Liabilities
Foreign exchange risk
Future	1,673	-	-	(5,751)	(5,710)	(41)	-
Future / NDF - Non Deliverable Forward	5,186	176	126	(2,521)	(2,411)	(110)	-
Future / Financial Assets	3,074	4,380	1,839	(6,724)	(6,715)	(9)	-
Total	9,933	4,556	1,965	(14,996)	(14,836)	(160)	-

1)	Amounts recorded under heading Derivatives.

Schedule of the effect of hedge accounting on the financial position and performance

Strategies	12/31/2023
	Hedge Item					Hedge Instruments
	Book Value (1)		Fair Value		Variation in fair value recognized in income	Notional amount	Variation in fair value used to calculate hedge ineffectiveness
	Assets	Liabilities	Assets	Liabilities
Interest rate risk
Hedge of loan operations	12,592	-	12,597	-	5	12,589	(5)
Hedge of funding	-	16,304	-	16,185	119	16,304	(120)
Hedge of securities	25,179	-	25,386	-	207	25,105	(197)
Foreign exchange risk
Hedge of firm commitments	-	265	-	269	(4)	245	4
Total	37,771	16,569	37,983	16,454	327	54,243	(318)

Strategies	12/31/2022
	Hedge Item					Hedge Instruments
	Book Value (1)		Fair Value		Variation in fair value recognized in income	Notional amount	Variation in fair value used to calculate hedge ineffectiveness
	Assets	Liabilities	Assets	Liabilities
Interest rate risk
Hedge of loan operations	16,031	-	15,582	-	(449)	16,031	448
Hedge of funding	-	14,603	-	13,905	698	14,603	(703)
Hedge of securities	7,363	-	7,134	-	(229)	7,317	225
Total	23,394	14,603	22,716	13,905	20	37,951	(30)
1)	Amounts recorded under heading Deposits, Securities, Funds from Interbank Markets and Loan and Lease Operations.

Schedule of management strategy guidelines

Hedge Instruments	12/31/2023
	Notional amount	Book value (1)		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
		Assets	Liabilities
Interest rate risk
Swaps	45,430	893	563	(331)	7
Futures	8,568	62	-	9	2
Foreign exchange risk
Futures	245	1	-	4	-
Total	54,243	956	563	(318)	9

Hedge Instruments	12/31/2022
	Notional amount	Book value (1)		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
		Assets	Liabilities
Interest rate risk
Swaps	35,091	1,002	929	(49)	(10)
Futures	2,860	4	-	19	-
Total	37,951	1,006	929	(30)	(10)
1)	Amounts recorded under heading Derivatives.

Schedule of each strategy of nominal value and fair value
Schedule of each strategy of nominal value and fair value
	12/31/2023			12/31/2022
	Hedge instruments		Hedged item	Hedge instruments		Hedged item
	Notional amount	Fair value adjustments	Book Value	Notional amount	Fair value adjustments	Book Value
Hedge of deposits and repurchase agreements	120,550	53	119,464	149,210	(27)	149,300
Hedge of highly probable forecast transactions	1,323	(8)	1,287	343	1	343
Hedge of net investment in foreign operations	19,208	5,248	18,849	9,933	2,591	8,983
Hedge of loan operations (Fair value)	12,589	430	12,592	16,031	820	16,031
Hedge of loan operations (Cash flow)	18,265	130	18,449	3,288	(11)	3,283
Hedge of funding (Fair value)	16,304	(299)	16,304	14,603	(762)	14,603
Hedge of funding (Cash flow)	8,187	(328)	8,293	7,326	391	7,241
Hedge of assets transactions	7,394	-	7,395	6,528	1	6,894
Hedge of asset-backed securities under repurchase agreements	42,570	(43)	41,761	50,848	30	52,916
Hedge of assets denominated in UF	10,704	45	10,664	7,853	(646)	7,871
Hedge of securities	25,105	261	25,179	7,317	19	7,363
Hedge of firm commitments	245	1	265	-	-	-
Total		5,490			2,407

Schedule of breakdown by maturity of hedging strategies

	12/31/2023
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Hedge of deposits and repurchase agreements	78,786	17,167	12,556	8,672	1,562	1,807	-	120,550
Hedge of highly probable forecast transactions	1,323	-	-	-	-	-	-	1,323
Hedge of net investment in foreign operations (1)	19,208	-	-	-	-	-	-	19,208
Hedge of loan operations (Fair value)	2,230	2,173	3,114	1,577	2,523	972	-	12,589
Hedge of loan operations (Cash flow)	10,353	5,376	1,280	-	1,256	-	-	18,265
Hedge of funding (Fair value)	6,133	2,575	1,048	532	734	4,979	303	16,304
Hedge of funding (Cash flow)	2,288	2,008	-	678	2,833	380	-	8,187
Hedge of assets transactions	7,394	-	-	-	-	-	-	7,394
Hedge of asset-backed securities under repurchase agreements	-	20,813	10,624	11,133	-	-	-	42,570
Hedge of assets denominated in UF	10,704	-	-	-	-	-	-	10,704
Hedge of securities	7,894	5,538	2,714	1,345	3,179	3,655	780	25,105
Hedge of firm commitments (Fair value)	245	-	-	-	-	-	-	245
Total	146,558	55,650	31,336	23,937	12,087	11,793	1,083	282,444

	12/31/2022
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Hedge of deposits and repurchase agreements	108,499	26,120	9,110	-	4,726	755	-	149,210
Hedge of highly probable forecast transactions	343	-	-	-	-	-	-	343
Hedge of net investment in foreign operations (1)	9,933	-	-	-	-	-	-	9,933
Hedge of loan operations (Fair value)	2,351	3,395	1,244	2,539	2,749	3,753	-	16,031
Hedge of loan operations (Cash flow)	-	1,577	1,161	-	550	-	-	3,288
Hedge of funding (Fair value)	1,673	885	1,288	3,091	579	4,981	2,106	14,603
Hedge of funding (Cash flow)	5,776	578	-	675	-	297	-	7,326
Hedge of assets transactions	-	6,528	-	-	-	-	-	6,528
Hedge of asset-backed securities under repurchase agreements	16,696	9,705	22,740	1,085	622	-	-	50,848
Hedge of assets denominated in UF	7,853	-	-	-	-	-	-	7,853
Hedge of securities	3,215	660	1,547	180	346	673	696	7,317
Total	156,339	49,448	37,090	7,570	9,572	10,459	2,802	273,280
1)	Classified as current, since instruments are frequently renewed.